Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2015
Prospectus

The following information replaces similar information for Brokerage and Investment Management Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)."

Daniel Dittler (portfolio manager) has managed the fund since July 2015.

The following information replaces the biographical information for Christopher Lee, on behalf of Brokerage and Investment Management Portfolio, found in the "Fund Services" section under the heading "Fund Management."

Daniel Dittler is portfolio manager of Brokerage and Investment Management Portfolio, which he has managed since July 2015. Since joining Fidelity Investments in 2008, Mr. Dittler has worked as an equity research analyst and portfolio manager.

SELFIN-16-01  February 17, 2016
1.916419.115

Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Finance Portfolio (FSVLX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environment and Alternative Energy Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio;
Gold Portfolio is a Class of shares of Gold Portfolio;
Materials Portfolio is a Class of shares of Materials Portfolio; and
Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

Daniel Dittler has replaced Christopher Lee as the portfolio manager of Brokerage and Investment Management Portfolio.

Kyle Weaver serves as lead portfolio manager of Wireless Portfolio. Harlan Carere serves as co-manager of Wireless Portfolio.

Effective January 1, 2016, Medical Delivery Portfolio will be renamed Health Care Services Portfolio and Software and Computer Services Portfolio will be renamed Software and IT Services Portfolio. The features and policies of the funds will not change.

Jonathan Siegmann has replaced Douglas Scott as the portfolio manager of Defense and Aerospace Portfolio.

Daniel Sherwood serves as co-manager of IT Services Portfolio. Kyle Weaver serves as lead portfolio manager of IT Services Portfolio.

The following information supplements similar information found in the "Management Contracts"section.

The following table provides information relating to other accounts managed by Mr. Carere as of December 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 222	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Wireless Portfolio ($222 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of December 31, 2015
Harlan Carere	Wireless Portfolio	$50,001 - $100,000

The following information supplements similar information found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Daniel Dittler as of July 31, 2015:

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1.475630.189
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 567	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Brokerage and Investment Management Portfolio ($567 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2015
Daniel Dittler	Brokerage and Investment Management Portfolio	none

The following information replaces similar information found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Siegmann as of October 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 848	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Defense and Aerospace Portfolio ($848 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of October 31, 2015
Jonathan Siegmann	Defense and Aerospace Portfolio	$10,001 - $50,000

The following information supplements similar information found in the "Management Contracts"section.

The following table provides information relating to other accounts managed by Mr. Sherwood as of October 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,939	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes IT Services Portfolio ($1,939 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of October 31, 2015
Daniel Sherwood	IT Services Portfolio	$10,001 - $50,000